Commitments and contingencies (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Capital contributions payment due in less than 1 year	$ 0 [1]
SGOCO International [Member]
Other Commitments [Line Items]
Capital contributions payment due in 3 months	1,000
Capital contributions payment due in less than 1 year	4,000
SGOCO Shenzhen [Member]
Other Commitments [Line Items]
Registered capital	5,000
Payments Made for Meet Other Commitments	$ 2,200

[1]	The registered capital of SGOCO Shenzhen is$5,000. As of December 31, 2017, SGOCO International had injected capital of $2.2 to SGOCO Shenzhen. Initially, SGOCO International was required to pay $1,000 and the remaining $4,000 within 3 months and within one year, respectively, of the date of issuance of the subsidiary’s business license according to PRC registration capital management rules. According to the revised PRC company law which became effective on March 1, 2014, it has abolished the time requirement of the registered capital contributions. SGOCO International has its own discretion to consider the timing of the registered capital contributions. SGOCO International is in the process of amending the charter to adopt the requirement of the revised PRC company law.